Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified									12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended																																																																												12 Months Ended
	Dec. 31, 2012 number		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Variable Interest Entity Consolidation Carrying Amount Assets [Member] Retail Real Estate Residential [Member]	Dec. 31, 2011 Variable Interest Entity Consolidation Carrying Amount Assets [Member] Retail Real Estate Residential [Member]	Dec. 31, 2012 Debt Instrument Matures On 1/15/15 - 5.05%	Dec. 31, 2012 Debt Instrument Matures On 5/15/13 - 4.625%	Dec. 31, 2012 Debt Instrument Matures On 4/1/16 - 5.65%	Dec. 31, 2012 Debt Instrument Matures On 5/15/13 - 4.50%	Dec. 31, 2012 Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2012 Debt Instrument Matures On 4/15/34 - 6.30%	Dec. 31, 2012 Debt Instrument Matures On 3/31/31 - 9.50%	Dec. 31, 2012 Debt Instrument Matures On 10/25/34	Dec. 31, 2011 Debt Instrument Matures On 10/25/34	Dec. 31, 2012 Debt Instrument Matures On 10/26/26	Dec. 31, 2011 Debt Instrument Matures On 10/26/26	Dec. 31, 2012 Debt Instrument Matures On 9/25/29	Dec. 31, 2011 Debt Instrument Matures On 9/25/29	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 1/25/24	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 1/25/24	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 2/25/34	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 2/25/34	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was 10/25/34	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was 10/25/34	Dec. 31, 2012 Debt Instrument Scheduled Maturity Was Dec. 2019	Dec. 31, 2011 Debt Instrument Scheduled Maturity Was Dec. 2019	Dec. 31, 2012 Debt Instrument Matures On 9/1/32	Dec. 31, 2011 Debt Instrument Matures On 9/1/32	Dec. 31, 2012 Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2012 Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2012 Debt Instrument Matures On 12/22/37	Dec. 31, 2011 Debt Instrument Matures On 12/22/37	Dec. 31, 2012 Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2012 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Trust Preferred Loans Pledged As Collateral [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 1/15/15 - 5.05%		Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 1/15/15 - 5.05%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 5/15/13 - 4.625%		Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 5/15/13 - 4.625%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/1/16 - 5.65%		Dec. 31, 2011 First Tennessee Bank National Association [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/1/16 - 5.65%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 12/22/37		Dec. 31, 2011 First Tennessee Bank National Association [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 12/22/37	Dec. 31, 2012 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings [Member]		Dec. 31, 2011 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings [Member]		Dec. 31, 2004 First Horizon National Corporation [Member] Subordinated Debentures Subject To Mandatory Redemption [Member]	Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/15/34 - 6.30%		Dec. 31, 2011 First Horizon National Corporation [Member] Subordinated Debt [Member] Debt Instrument Matures On 4/15/34 - 6.30%		Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matures On 5/15/13 - 4.50%		Dec. 31, 2011 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matures On 5/15/13 - 4.50%		Dec. 31, 2012 First Horizon National Corporation [Member] Senior Notes [Member] Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2011 First Horizon National Corporation [Member] Senior Notes [Member] Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2012 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Stock [Member] Debt Instrument Matures On 3/31/31 - 9.50%		Dec. 31, 2011 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Stock [Member] Debt Instrument Matures On 3/31/31 - 9.50%		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/26/26 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 10/26/26 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/25/29 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/25/29 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 1/25/24
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 1/25/24
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 2/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 2/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 10/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was 10/25/34
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2012
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was Dec. 2019
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]

Dec. 31, 2011
First Horizon ABS Trusts [Member]
Collateralized Securities Other [Member]
Debt Instrument Scheduled Maturity Was Dec. 2019
Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]
																																																																																																						Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2011 First Horizon ABS Trusts [Member] Collateralized Securities Other [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2012 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2011 First Tennessee New Markets Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2012 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Maximum [Member] Federal Home Loan Bank Borrowings [Member]
Debt Instrument [Line Items]
Term borrowings	$ 2,226,482		$ 2,481,660																																					$ 330,381	[1]	$ 338,951	[1]	$ 254,340	[1]	$ 264,586	[1]	$ 288,285	[1]	$ 293,416	[1]	$ 55,746	[2]	$ 52,218	$ 2,554	[3]	$ 2,714	[3]		$ 214,784	[4]	$ 220,072	[4]	$ 101,735	[1]	$ 105,840	[1]	$ 524,715	$ 522,742	$ 45,760	[1]	$ 45,693	[1]	$ 98,302	[5]	$ 118,498	[5]	$ 128,764	[5]	$ 168,888	[5]	$ 152,916	[5]	$ 185,357	[5]	$ 0	[5],[6]	$ 13,639	[5],[6]	$ 0	[5],[6]	$ 18,120	[5],[6]	$ 0	[5],[6]	$ 77,161	[5],[6]	$ 0	[5],[6]	$ 23,641	[5],[6]	$ 10,200	[5]	$ 14,823	[5]	$ 7,301	$ 7,301	$ 8,000	$ 8,000	$ 2,699	$ 0
Debt instrument maturity date									January 15, 2015	May 15, 2013	April 1, 2016	May 15, 2013	December 15, 2015	April 15, 2034	March 31, 2031	October 25, 2034		October 26, 2026		September 25, 2029		January 25, 2024		February 25, 2034		October 25, 2034		December 2019		September 1, 2032		October 25, 2018	February 1, 2033	December 22, 2037		August 08, 2036
Debt instrument interest rate									5.05%	4.625%	5.65%	4.50%	5.375%	6.30%	9.50%																	4.97%	4.97%			2.38%																							6.30%
Debt instrument interest rate at period end																0.37%	0.46%	0.34%	0.43%	0.34%	0.43%		0.68%		0.48%		0.55%		5.08%	6.42%	6.41%			0.61%	0.85%
Debt instrument weighted average interest rate																																					2.40%	2.40%
Debt instrument, interest rates with remaining terms																																																																																																																1 year	18 years
Loans, net of unearned income	$ 16,708,582	[7],[8]	$ 16,397,127	[7],[8]	$ 16,782,572	[7],[8]	$ 415,600	$ 640,800																															$ 55,700
Number Of Previously Consolidated On Balance Sheet Consumer Loan Securitiaztions For Which Cleanup Calls Have Been Completed	4

[1]	Qualifies for total capital under the risk-based capital guidelines.
[2]	Secured by $55.7 million of trust preferred loans.
[3]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1to 18 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2012 and 2011.
[4]	See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
[5]	On December 31, 2012 and 2011, borrowings secured by $415.6 million and $640.8 million, respectively, of retail real estate residential loans.
[6]	In 2012, FHN completed cleanup calls on four previously consolidated on-balance sheet consumer loan securitizations. The associated trusts were extinguished and the collateralized borrowings repaid.
[7]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[8]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.